General and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
General and administrative expenses
General and administrative expenses	$ 6,067,900	$ 870,750
General and administrative expenses
General and administrative expenses
Direct listing expenses	1,622,072
Salaries and benefits	1,752,981	348,133
Office and administrative expenses	742,461	197,402
Legal and accounting expenses	1,662,272	65,250
Consulting fees	260,442	231,403
Insurance expense	27,672	28,562
General and administrative expenses	$ 6,067,900	$ 870,750